REVENUE	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
REVENUE

4. REVENUE

The Company’s revenue was as follows:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023

Non-lease components of rental arrangements	$1,216,441	$1,076,001	$2,329,795	$2,045,773
Other	39,842	8,377	97,055	36,020
Revenue from contracts with customers (IFRS 15)	1,256,283	1,084,378	2,426,850	2,081,793
Rental income	9,730,653	8,905,394	19,043,548	17,157,965
Total revenue	$10,986,936	$9,989,772	$21,470,398	$19,239,758

Note 7 contains further information of the Company’s revenue based on segment and geography.

The Company, through its subsidiaries, had entered into various operating leases agreements with customers for the rental of its investment properties. Most of the Company’s lease agreements associated with the investment properties contain an initial lease term from 5 to 10 years and generally include renewal options for one or more additional terms of varying lengths. The Company’s weighted average lease term remaining on leases in the operating properties and properties under development, based on the square footage of the leases in effect as of June 30, 2024 and 2023 was 5.8 years and 5.7 years, respectively.

These leases were based on a minimum rental payment in USD for properties located in Costa Rica and Peru, and COP for properties in Colombia, plus maintenance fees and recoverable expenses, and guarantee deposits associated with the agreements, which are commonly used for covering any repair, improvement tasks or as a final payment when the lease agreement ends.

Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
REVENUE

4. REVENUE

The Group’s revenue was as follows:

	Year ended December 31,
	2023	2022	2021

Non-lease components of rental arrangements	$4,194,415	$3,287,013	$2,235,529
Other	108,564	92,998	42,142
Revenue from contracts with customers (IFRS 15)	4,302,979	3,380,011	2,277,671
Rental income	35,133,364	28,603,556	23,318,402
Total revenue	$39,436,343	$31,983,567	$25,596,073

Note 7 contains further information of the Group’s revenue based on segment and geography.

The Group, through its subsidiaries, has entered into various operating leases agreements with customers for the rental of its investment properties. Most of the Group’s lease agreements associated with the investment properties contain an initial lease term from 5 to 10 years and generally include renewal options for one or more additional terms of varying lengths. The Group’s weighted average lease term remaining on leases in the operating properties and properties under development, based on square feet of all leases in effect as of December 31, 2023, 2022 and 2021 was 5.3 years, 6.3 years and 8.0 years, respectively.

These leases are based on a minimum rental payment in USD for properties located in Costa Rica and Peru, and COP for properties in Colombia, plus maintenance fees and recoverable expenses, and guarantee deposits associated with the agreements, which are commonly used for covering any repair, improvement tasks or as a final payment when the lease agreement ends.

The following table summarizes the Group’s minimum lease payments under non-cancellable operating leases as of December 31, 2023:

Amount

2024	$38,723,655
2025	35,919,432
2026	32,869,113
2027	29,297,600
2028	21,488,945
Thereafter	69,406,401
Total	$227,705,146

COVID-19 Rent Relief - The COVID-19 outbreak has disrupted financial markets and the ultimate impact on global, national and local economies is uncertain. Existing and potential customers of the logistics facilities may be adversely affected by the decrease in economic activity, which in turn could temporarily disrupt their business and have a negative impact on the Group. Any prolonged economic downturn, escalation of the outbreak or disruption in the financial markets may adversely affect the Group financial condition and results of operations.

In response to the COVID-19 pandemic, the Group provided to some of the customers rent concessions, as a deferral of the rent payment with a rent repayment schedule within the following 12 months and with no significant impact on revenue recognition. Through December 31, 2023, all of these deferrals were repaid.